SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended
	Aug. 16, 2021	Aug. 31, 2021	Sep. 01, 2021	Jun. 30, 2021	Sep. 01, 2021
Subsequent Event [Line Items]
Shares repurchased				827,344
Aggregate cost				$ 7.3
Share options granted (in shares)				30,000
Share option vesting schedule				33.33%
Minimum
Subsequent Event [Line Items]
Maximum amount to be paid under the buy-back program				$ 14.00
Subsequent Event
Subsequent Event [Line Items]
Shares repurchased			152,656		980,000
Aggregate cost			$ 2.2		$ 2.2
Time charter, in years		1 year
Cash dividend	$ 0.40
Share options granted (in shares)	585,000
Stock option term	5 years
Stock option vesting period	3 years
Exercise price	$ 15.84
Subsequent Event | CEO Flex LNG Management AS
Subsequent Event [Line Items]
Share options granted (in shares)	250,000
Subsequent Event | Head Of Commercial Flex LNG Management AS
Subsequent Event [Line Items]
Share options granted (in shares)	185,000
Subsequent Event | CFO Flex LNG Management AS
Subsequent Event [Line Items]
Share options granted (in shares)	120,000
Subsequent Event | CAO Flex LNG Management Ltd
Subsequent Event [Line Items]
Share options granted (in shares)	30,000
Subsequent Event | Tranche one
Subsequent Event [Line Items]
Stock option vesting period	1 year
Share option vesting schedule	25.00%
Exercise price	$ 14.00
Subsequent Event | Tranche two
Subsequent Event [Line Items]
Stock option vesting period	2 years
Share option vesting schedule	35.00%
Exercise price	$ 15.60
Subsequent Event | Tranche three
Subsequent Event [Line Items]
Stock option vesting period	3 years
Share option vesting schedule	40.00%
Exercise price	$ 17.20
Subsequent Event | Maximum
Subsequent Event [Line Items]
Maximum amount to be paid under the buy-back program	$ 15.00